Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,769,774)	$ (6,739,999)	$ (9,841,638)	$ (4,639,662)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	583,006	656,100	882,177	654,572
Stock-based compensation	444,498	838,911	963,023	1,012,592
Issuance of common stock for services				290,551
Accretion of debt discount	75,192			1,299,985
FMV adjustment for Warrants	(2,088,747)	(415,958)
Equity Issuance costs		205,112
Escrow forfeited	1,000,000
FMV for adjustment for contingent stock				(181,000)
FMV adjustment for Contingent warrants and warrants			(169,583)	(5,211,911)
Fixed asset impairment			560,000
Deferred tax benefit			(30,000)
IPO issuance costs relating to warrants			205,112	550,433
Foreign exchange (gain)/loss	31,566	33,729	44,463	496
Changes in operating assets:
Prepaid expenses and other current assets	(47,233)	(23,032)	(82,169)	(58,754)
Inventory	(349,317)	(1,039,152)	(1,441,462)	(34,109)
Other assets			(12,735)	(12,000)
Accounts payable and accrued liabilities	(51,326)	339,352	415,512	(104,352)
Net cash used in operating activities	(5,172,135)	(6,144,937)	(8,507,300)	(6,433,159)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets or deposits paid	(69,659)	(232,295)		(209,678)
Escrow payment under agreement	(1,000,000)	(199,084)
Purchase of fixed assets			(698,277)	(542,662)
Asset acquisition				(2,365,576)
Net cash used in investing activities	(1,069,659)	(431,379)	(698,277)	(3,117,916)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from Initial Public Offering and additional offerings			8,029,628	14,202,975
Net proceeds from offerings and warrant exercises	2,972,646	8,029,628
Net proceeds from Debt financing	2,735,300
Repayment of note payable				(2,000,000)
Proceeds from subscriptions receivable				32,500
Net cash provided by financing activities	5,707,946	8,029,628	8,029,628	12,235,475
Effect of exchange rate changes on cash	(5,863)	(69,792)	17,960	7,331
NET INCREASE (DECREASE) IN CASH	(539,711)	1,383,520	(1,157,989)	2,691,731
CASH — BEGINNING OF YEAR	3,012,908	4,170,897	4,170,897	1,479,166
CASH — END OF PERIOD	$ 2,473,197	$ 5,554,417	3,012,908	4,170,897
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest				47,111
Cash paid for taxes
Non-cash investing and financing activity:
FMV for Common stock issued for contingent shares				496,000
FMV for Warrants issued for contingent warrants				554,312
Common stock issued and vested stock options for fixed assets acquired				63,612
Common stock issued and vested stock options issued as consideration for acquisition				$ 60,435